[USAA logo appears here. (R)]






              USAA CAPITAL
                      GROWTH Fund




                      [Image appears here.]



       Annual Report


---------------------------------------------------------------------
       July 31, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGERS' COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            15

      SHAREHOLDER VOTING RESULTS                                      16

      FINANCIAL INFORMATION

         Independent Auditors' Report                                 18

         Portfolio of Investments                                     19

         Notes to Portfolio of Investments                            28

         Statement of Assets and Liabilities                          29

         Statement of Operations                                      30

         Statement of Changes in Net Assets                           31

         Notes to Financial Statements                                32

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CAPITAL GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.




               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
-------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                "WE AT USAA INVESTMENTS
                            ARE WATCHING ECONOMIC INDICATORS
                              CLOSELY FOR POSITIVE CHANGES
                                    IN THE ECONOMY."

-------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------


               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                                    from the PRESIDENT

               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                   OVERVIEW


USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

               Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of companies with the prospect of rapidly growing earnings.


--------------------------------------------------------------------------------
                                                          7/31/01
--------------------------------------------------------------------------------
        Net Assets                                     $26.5 Million
        Net Asset Value Per Share                          $6.30


--------------------------------------------------------------------------------
                            Total Return as of 7/31/01
--------------------------------------------------------------------------------
        SINCE INCEPTION ON 10/27/00                        -37.00%



               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                     OVERVIEW


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund, the S&P 500 Index, the Russell 2000(R) Index, the Lipper Small-Cap Growth Funds Average, and the Lipper Mid-Cap Growth Funds Average for the period of 10/27/2000 through 07/31/2001. The data points from the graph are as follows:

              USAA                                LIPPER SMALL-   LIPPER MID-CAP
            CAPITAL     S&P 500   RUSSELL 2000     CAP GROWTH      GROWTH FUNDS
          GROWTH FUND    INDEX       INDEX        FUNDS AVERAGE      AVERAGE
          -----------   -------   ------------    -------------   --------------

10/27/00    $10,000     $10,000      $10,000         $10,000         $10,000
10/31/00     10,000      10,362       10,372           9,896           9,879
11/30/00      7,850       9,545        9,307           8,221           8,042
12/31/00      8,360       9,592       10,106           8,928           8,603
01/31/01      8,470       9,933       10,633           9,139           8,770
02/28/01      6,710       9,028        9,935           7,969           7,495
03/31/01      5,860       8,456        9,449           7,243           6,638
04/30/01      6,600       9,113       10,188           8,107           7,521
05/31/01      6,680       9,174       10,439           8,287           7,533
06/30/01      6,740       8,951       10,799           8,509           7,530
07/31/01      6,300       8,863       10,215           8,045           7,092


               DATA SINCE INCEPTION ON 10/27/00 THROUGH 7/31/01.

               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the S&P 500 Index, the broad-based Russell 2000(R) Index, the Lipper Small-Cap Growth Funds Average, and the Lipper Mid-Cap Growth Funds Average. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index. The Russell 2000 is a widely recognized, unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index. The Lipper Small-Cap Growth Funds Average And Lipper Mid-Cap Growth Funds Average are average performance levels of all small-cap and mid-cap growth funds, respectively, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. Although the Fund is currently ranked in the Lipper Small-Cap Growth Funds category, the Fund's portfolio more closely resembles that of funds ranked in the Lipper Mid-Cap Growth Funds category.

MANAGERS'
--------------------------------------------------------------------------------
                                  COMMENTARY on the Fund


[Photograph of the Portfolio Managers
appears here from left to right.]
                                           Eric M. Efron, CFA, and
                                           John K. Cabell, Jr., CFA

--------------------------------------------------------------------------------

HOW DID THE USAA CAPITAL GROWTH FUND PERFORM?

               The performance of the USAA Capital Growth Fund from October 27, 2000 (the Fund's inception date), through July 31, 2001, was disappointing. Prolonged weakness in the Fund's technology and communications holdings overwhelmed better performance in health care, biotechnology, retail, and energy stocks. As a result, the Fund had a total return of -37.00%, lower than all major stock market indexes we monitor except the Nasdaq Composite Index, which returned -46.19%.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               Several major macroeconomic and industry conditions hurt investor sentiment during the period under review. These conditions, in turn, helped to depress investment returns.



               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                                COMMENTARY on the Fund


               Key negative factors include:

               - weaker corporate  earnings caused by a slowing economy,  rising energy prices, and the inability of companies to pass rising costs on to their customers;

               - a growing list of failures and bankruptcies  among companies in the Internet and emerging communications areas, because of intense competition, poor business plans, weak balance sheets, and the refusal of the capital markets to provide additional funding for these enterprises;

               - the  depressing  impact  that the  plight  of these  distressed
                 Internet and communications companies had on the business activity levels of their suppliers, which had provided them with the equipment, components, and services to sustain their dreams of growth; and

               - growing  evidence  that the  weakness  in the U.S.  economy  is spreading to Europe.

               In this difficult economic environment, growth stocks in general fared poorly, particularly in the technology and communications sectors. Investors continued to lose faith in companies geared toward the new economy. Biotechnology was one of the few growth-oriented sectors to do well during this period because of the launching of many new and exciting products.

               Value-oriented, old-economy stock groups such as utilities and health care continued to provide better investment returns, much as they did in 2000, because of investors' seeking the safety of more traditional companies in uncertain times. Also, small-cap

 ...CONTINUED
--------------------------------------------------------------------------------


               stocks raced ahead of their large-cap counterparts, with value outperforming growth by a wide margin.

               The movements of the major stock market indexes during the period reflect these trends. In the large-cap arena, the old-economy, value-oriented Dow Jones Industrials advanced slightly, by 1.69%. The S&P 500 Index, which is more biased toward growth, returned -14.32%. The Russell 2000 and the S&P SmallCap 600 indexes, two leading small-cap indicators, returned -1.71% and 12.01%, respectively. Within the Russell 2000, the value portion was up by 23.75%, and the growth portion returned -23.31%. And the poster child for the new economy, the Nasdaq Composite Index (which suffered its worst year ever in calendar year 2000), continued to lag the other major indexes, returning -46.19%.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               The Fund's strategy remains unchanged. It continues to focus on the following three factors:

               1) CHANGE.   We  invest   in   innovative   companies   that  are
               well-positioned to take advantage of long-term trends that transform


               THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS.

               THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P 500 INDEX AND RUSSELL 2000 INDEX DEFINITIONS.

               REFER TO THE BOTTOM OF PAGE 9 FOR THE NASDAQ COMPOSITE INDEX DEFINITION.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                                 COMMENTARY on the Fund


               our economy and society. We believe that companies that embrace change, and even initiate it, have much better prospects for survival, success, and growth than those that resist it. We think that some of today's most significant changes are occurring in industries such as the Internet, broadband and wireless communications, biotechnology, and health care--all major areas of emphasis for our investments. Despite all the difficulties currently afflicting the Internet and communications industries, we believe they remain vital growth areas. The stocks of well-managed companies that survive the current shakeout have significant appreciation potential, especially from their currently depressed levels.

               2)SPEED. Earnings are the ultimate builders of value. In our analysis, a direct correlation exists between rates of earnings growth and stock price appreciation over the long term. With this in mind, we invest exclusively in companies that have rapidly growing earnings or prospects of rapidly growing earnings. We are not interested in stocks that have modest valuations if the potential for rapid growth is lacking. We are more interested in whether or not the companies underlying our investments will be much larger and more profitable in the future. The stocks of most companies that meet our criteria for change and speed are in the small- and mid-market capitalization ranges. Nevertheless, some large companies such as Home Depot have remained innovative and rapidly growing, and we have not hesitated to include their stocks in the Fund. This Fund seeks opportunities across the market-capitalization spectrum, not just in the small-cap area.

               YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-27.

 ...CONTINUED
--------------------------------------------------------------------------------


               3) BEING  EARLY.  We  believe  that the  most  lucrative  time to invest in emerging trends and companies is early in their history, before they become widely known. By the time these opportunities are discovered by the investment community at large, much of their investment potential has been realized. To get in early, we invest, where appropriate, in companies whose stocks have short trading histories. We also invest in initial public offerings (IPOs), although IPOs constitute only a small part of our total investment activities.

WHAT IS THE OUTLOOK?

               We have operated in a challenging investment environment since March 2000, when sentiment toward growth stocks peaked. Nevertheless, we remain encouraged about the future for several reasons:

               - As of this  writing,  the Federal  Reserve  Board (the Fed) cut interest rates seven times since the beginning of 2001. We hope that these actions will start benefiting the domestic economy over the next several months.

               - In  reaction to lowered  interest  rates and perhaps in antici-
                 pation of better times ahead, the performance of the growth-oriented Nasdaq Composite Index has started to improve. It generated positive returns each month in the April to June 2001 period, the first three-month streak since 1999; these returns were reflected in the improved performance of the Fund during those three months.



               REFER TO THE BOTTOM OF PAGE 9 FOR THE NASDAQ COMPOSITE INDEX DEFINITION.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                                COMMENTARY on the Fund


               - In many  instances,  technology  stocks,  most  notably  in the communications chip area, have stopped declining sharply in response to disappointing earnings releases or pre-announcements. In some cases, they have appreciated significantly. This turn may indicate a bottoming of expec-tations among investors for now and a willingness to look beyond the current situation which is, admittedly, far from optimal.

               Despite our overall optimism, we would be naive to expect a straight and uncluttered road back to prosperity. History has taught us that investing in equities can be fraught with volatility; we must never forget this lesson. Economic downdrafts, political uncertainties, and other disruptive events have jarred investor confidence countless times in the past, temporarily sending stock prices down sharply. Funds such as the USAA Capital Growth Fund have been hurt most severely on these occasions. We expect this pattern to continue in the future.

               Even so, we feel that social, economic, and technological advancements are inevitable over the long term and that the companies we have invested in are well-positioned to capitalize economically on this progress. So, we believe that this Fund has the potential to provide satisfying returns for patient, risk-tolerant investors.

               Speaking for ourselves and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

PORTFOLIO
--------------------------------------------------------------------------------
                                 HIGHLIGHTS


   ------------------------------------
          TOP 10 EQUITY HOLDINGS
            (% of Net Assets)
   ------------------------------------

   IDEC Pharmaceuticals Corp.      4.7%

   Express Scripts, Inc.           3.8

   King Pharmaceuticals, Inc.      2.9

   VeriSign, Inc.                  2.2

   AdvancePCS                      1.9

   99 Cents Only Stores            1.8

   MedImmune, Inc.                 1.8

   Applied Micro Circuits Corp.    1.6

   Biovail Corp.                   1.6

   Home Depot, Inc.                1.5

   ------------------------------------


                                      ------------------------------------------
                                                   TOP 10 INDUSTRIES
                                                   (% of Net Assets)
                                      ------------------------------------------

                                      Biotechnology                        11.5%

                                      Drugs                                 8.2

                                      Electronics - Semiconductors          7.4

                                      Computer Software & Service           5.7

                                      Health Care - Specialized Services    5.4

                                      Communication Equipment               4.0

                                      Electrical Equipment                  4.0

                                      Retail - Specialty                    4.0

                                      Health Care - HMOs                    3.8

                                      Restaurants                           2.9

                                      ------------------------------------------

  YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-27.

16

SHAREHOLDER
--------------------------------------------------------------------------------
                                     Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A and 4 are for the USAA Capital Growth Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                     VOTES
               DIRECTORS                        VOTES FOR            WITHHELD
               -----------------------------------------------------------------
               Robert G. Davis                2,715,058,284         40,108,336

               Christopher W. Claus           2,715,058,925         40,107,695

               David G. Peebles               2,715,058,926         40,107,694

               Michael F. Reimherr            2,715,058,891         40,107,729

               Richard A. Zucker              2,715,058,603         40,108,017

               Barbara B. Dreeben             2,715,058,252         40,108,368

               Robert L. Mason, Ph.D.         2,715,058,603         40,108,017

               Laura T. Starks, Ph.D.         2,715,058,582         40,108,038

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR                   AGAINST                ABSTAIN
               -----------------------------------------------------------------
                  2,723,305                61,223                  49,896


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR                   AGAINST                ABSTAIN
               -----------------------------------------------------------------
                  2,724,095                86,506                  23,823

18

INDEPENDENT
--------------------------------------------------------------------------------
                                  AUDITORS' Report

KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA CAPITAL GROWTH FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Capital Growth Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, and the related statement of operations, statements of changes in net assets, and financial highlights, presented in Note 7 to the financial statements, for the period from October 27, 2000, (commencement of operations) to July 31, 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


               We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Capital Growth Fund as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 27, 2000, to July 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


                                                         KPMG LLP

                San Antonio, Texas
                September 7, 2001

PORTFOLIO
--------------------------------------------------------------------------------
                                  of INVESTMENTS


USAA CAPITAL GROWTH FUND

JULY 31, 2001

                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (92.3%)
            AEROSPACE/DEFENSE (1.0%)
    5,700   Triumph Group, Inc.*                                         $  254
--------------------------------------------------------------------------------
            AIR FREIGHT (0.0%)A
      300   UTi Worldwide, Inc.                                               5
--------------------------------------------------------------------------------
            AIRLINES (1.1%)
   10,000   Atlantic Coast Airlines Holdings, Inc.*                         291
--------------------------------------------------------------------------------
            AUTO PARTS (1.3%)
   12,400   Copart, Inc.*                                                   352
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.6%)
    3,800   Robert Mondavi Corp. "A"*                                       159
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (11.5%)
    1,200   Arena Pharmaceuticals, Inc.*                                     31
    2,000   Celgene Corp.*                                                   52
    1,000   Genentech, Inc.*                                                 42
    5,000   Genzyme Corp.*                                                  280
    1,400   Gilead Sciences, Inc.*                                           72
   23,000   IDEC Pharmaceuticals Corp.*                                   1,242
    4,900   Immunex Corp.*                                                   76
    2,700   Invitrogen Corp.*                                               173
   12,500   MedImmune, Inc.*                                                481
    5,000   Millennium Pharmaceuticals, Inc.*                               156
    1,400   Protein Design Labs, Inc.*                                       78
   12,500   Techne Corp.*                                                   366
--------------------------------------------------------------------------------
                                                                          3,049
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.3%)
    5,000   AT&T Liberty Media Corp. "A"*                                    79
    4,300   Wink Communications, Inc.*                                       10
--------------------------------------------------------------------------------
                                                                             89
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                                of INVESTMENTS
                                (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            CHEMICALS (0.4%)
    4,400   Symyx Technologies, Inc.*                                    $  103
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (4.0%)
    3,600   Advanced Fibre Communications, Inc.*                             91
    3,500   Anaren Microwave, Inc.*                                          79
    1,600   Avanex Corp.*                                                    11
    1,200   Avici Systems, Inc.*                                              5
    3,600   CIENA Corp.*                                                    119
    3,500   Clarent Corp.*                                                   25
    1,200   Comverse Technology, Inc.*                                       34
    7,500   Corvis Corp.*                                                    29
    3,500   DMC Stratex Networks, Inc.*                                      36
    8,400   JDS Uniphase Corp.*                                              78
    2,300   Metawave Communications Corp.*                                    7
    5,900   ONI Systems Corp.*                                              137
    4,700   Optical Communication Products, Inc. "A"*                        33
    5,000   Powerwave Technologies, Inc.*                                    86
    2,600   QUALCOMM, Inc.*                                                 164
    1,100   Sonus Networks, Inc.*                                            24
    2,600   Sycamore Networks, Inc.*                                         18
    1,300   Tellium, Inc.*                                                   17
    3,900   UTStarcom, Inc.*                                                 81
--------------------------------------------------------------------------------
                                                                          1,074
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.1%)
    2,600   Riverstone Networks, Inc.*                                       32
   11,100   Sandisk Corp.*                                                  262
--------------------------------------------------------------------------------
                                                                            294
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (1.4%)
    1,600   Brocade Communications Systems, Inc.*                            53
    8,900   Cisco Systems, Inc.*                                            171
    3,300   Extreme Networks, Inc.*                                          92
    2,000   Finisar Corp.*                                                   23
    1,000   Juniper Networks, Inc.*                                          26
    1,700   Redback Networks, Inc.*                                          11
--------------------------------------------------------------------------------
                                                                            376
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (5.7%)
    3,500   Agile Software Corp.*                                         $  42
    4,900   Art Technology Group, Inc.*                                      10
    1,000   BEA Systems, Inc.*                                               22
    6,500   BroadVision, Inc.*                                               22
    1,300   Check Point Software Technologies Ltd.*                          57
    2,900   Commerce One, Inc.*                                              11
    6,500   E.piphany, Inc.*                                                 58
    1,800   HNC Software, Inc.*                                              50
    1,900   HPL Technologies, Inc.*                                          21
    3,800   i2 Technologies, Inc.*                                           37
      500   Internet Security Systems, Inc.*                                 12
    5,200   Interwoven, Inc.*                                                53
    8,500   Liberate Technologies, Inc.*                                    102
    3,500   Nuance Communications, Inc.*                                     47
    1,400   Numerical Technologies, Inc.*                                    37
    2,300   OpenTV Corp. "A"*                                                23
    2,100   Openwave Systems, Inc.*                                          54
      400   PDF Solutions, Inc.*                                              6
    2,600   SignalSoft Corp.*                                                15
      300   Simplex Solutions, Inc.*                                          7
    2,500   SpeechWorks International, Inc.*                                 28
    2,600   Synplicity, Inc.*                                                23
    6,900   TIBCO Software, Inc.*                                            62
    1,700   Ulticom, Inc.*                                                   29
   10,800   VeriSign, Inc.*                                                 590
      500   Verisity Ltd.*                                                    7
    6,000   Vignette Corp.*                                                  48
    2,100   webMethods, Inc.*                                                33
--------------------------------------------------------------------------------
                                                                          1,506
--------------------------------------------------------------------------------
            DRUGS (8.2%)
    5,200   Alpharma, Inc. "A"                                              147
    4,300   Andrx Corp.*                                                    292
    9,200   Biovail Corp.*                                                  433
    3,900   Elan Corp. plc ADR*                                             225
    1,500   Forest Laboratories, Inc.*                                      118
    5,625   Ivax Corp.*                                                     191
   17,000   King Pharmaceuticals, Inc.*                                     768
--------------------------------------------------------------------------------
                                                                          2,174
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                                  of INVESTMENTS
                                  (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (4.0%)
    5,000   Active Power, Inc.*                                          $   44
    5,300   DDI Corp.*                                                      103
   12,400   Flextronics International Ltd.*                                 337
   12,900   Pemstar, Inc.*                                                  235
    5,900   Plexus Corp.*                                                   211
    6,000   Sanmina Corp.*                                                  131
--------------------------------------------------------------------------------
                                                                          1,061
--------------------------------------------------------------------------------
            ELECTRONICS - COMPONENT DISTRIBUTORS (0.1%)
      600   C-MAC Industries, Inc.*                                          14
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
    2,000   Ixia*                                                            28
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (7.4%)
    5,000   Agere Systems, Inc. "A"*                                         28
   24,200   Applied Micro Circuits Corp.*                                   415
    2,400   ARM Holdings plc ADR*                                            30
    1,700   Broadcom Corp. "A"*                                              74
    1,400   Centillium Communications, Inc.*                                 21
    2,400   Cree, Inc.*                                                      59
    3,600   Exar Corp.*                                                      86
    2,100   GlobeSpan, Inc.*                                                 33
    1,100   Marvell Technology Group Ltd.*                                   34
    4,800   Metalink Ltd.*                                                   25
   10,900   Microtune, Inc.*                                                222
    3,200   Multilink Technology Corp.*                                      52
    2,500   PMC-Sierra, Inc.*                                                76
    1,600   RF Micro Devices, Inc.*                                          44
    3,100   Stanford Microdevices, Inc.*                                     25
   18,600   TranSwitch Corp.*                                               153
   15,100   Triquint Semiconductor, Inc.*                                   342
    4,600   Virage Logic Corp.*                                              60
    2,400   Virata Corp.*                                                    29
    7,300   Vitesse Semiconductor Corp.*                                    144
--------------------------------------------------------------------------------
                                                                          1,952
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                               of INVESTMENTS
                               (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.5%)
    5,800   Quanta Services, Inc.*                                         $141
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.5%)
    3,600   Cymer, Inc.*                                                    103
    2,000   PRI Automation, Inc.*                                            31
--------------------------------------------------------------------------------
                                                                            134
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (2.3%)
    9,000   Metris Cos., Inc.                                               312
   12,800   NCO Group, Inc.*                                                295
--------------------------------------------------------------------------------
                                                                            607
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (1.0%)
    1,500   Doral Financial Corp.                                            56
    4,600   SEI Investments Co.                                             220
--------------------------------------------------------------------------------
                                                                            276
--------------------------------------------------------------------------------
            FOODS (1.1%)
    1,200   Kraft Foods, Inc. "A"*                                           37
    4,600   Suiza Foods Corp.*                                              254
--------------------------------------------------------------------------------
                                                                            291
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (2.7%)
    7,050   Accredo Health, Inc.*                                           214
    5,000   Allergan, Inc.                                                  377
    1,800   Professional Detailing, Inc.*                                   116
--------------------------------------------------------------------------------
                                                                            707
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (3.8%)
   17,100   Express Scripts, Inc. "A"*                                      998
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (5.4%)
    8,100   AdvancePCS*                                                     503
    2,800   Ameripath, Inc.*                                                 84
    2,000   Amsurg Corp.*                                                    56
    1,100   IMPATH, Inc.*                                                    52

24

PORTFOLIO
--------------------------------------------------------------------------------
                                of INVESTMENTS
                                (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001



                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
      600   Laboratory Corp. of America Holdings*                        $   54
    6,100   Omnicare, Inc.                                                  154
    6,000   Orthodontic Centers of America, Inc.*                           179
    9,000   Renal Care Group, Inc.*                                         265
      700   Specialty Laboratories, Inc.*                                    22
      800   Unilab Corp.*                                                    19
    2,000   United Surgical Partners*                                        43
--------------------------------------------------------------------------------
                                                                          1,431
--------------------------------------------------------------------------------
            HOME FURNISHINGS & APPLIANCES (1.0%)
    7,400   Ethan Allen Interiors, Inc.                                     278
--------------------------------------------------------------------------------
            HOSPITALS (2.0%)
   11,300   Community Health Systems, Inc.*                                 362
    4,900   Province Healthcare Co.*                                        179
--------------------------------------------------------------------------------
                                                                            541
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.0%)A
      600   Willis Group Holdings Ltd.*                                      10
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.1%)
    1,100   Phoenix Companies, Inc.*                                         19
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (0.1%)
      900   Odyssey Re Holdings Corp.*                                       14
--------------------------------------------------------------------------------
            INTERNET SERVICES (1.1%)
    1,400   Akamai Technologies, Inc.*                                       11
    1,600   Ariba, Inc.*                                                      6
    4,500   DoubleClick, Inc.*                                               51
    3,600   Freemarkets, Inc.*                                               72
    8,000   Infospace, Inc.*                                                 17
    4,600   Retek, Inc.*                                                    147
--------------------------------------------------------------------------------
                                                                            304
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.0%)(A)
      400   Instinet Group, Inc.*                                             6
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001

                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            LODGING/HOTEL (1.3%)
    2,800   Four Seasons Hotels, Inc.                                      $154
    9,100   Orient Express Hotels Ltd. "A"*                                 186
--------------------------------------------------------------------------------
                                                                            340
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.3%)
    1,700   American Medical Systems Holdings, Inc.*                         32
    3,500   Caliper Technologies Corp.*                                      58
    2,600   Charles River Laboratories International, Inc.*                  79
    3,500   Henry Schein, Inc.*                                             129
      400   Varian Medical Systems, Inc.                                     29
      600   Wright Medical Group, Inc.*                                      10
--------------------------------------------------------------------------------
                                                                            337
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (0.1%)
      300   Aquila, Inc. "A"*                                                 8
    1,100   Global Power Equipment Group, Inc.*                              22
--------------------------------------------------------------------------------
                                                                             30
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (1.8%)
    8,400   Cal Dive International, Inc.*                                   157
    3,400   Cooper Cameron Corp.*                                           173
      500   FMC Technologies, Inc.*                                           9
      600   Horizon Offshore, Inc.*                                           6
    2,700   Smith International, Inc.*                                      147
--------------------------------------------------------------------------------
                                                                            492
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.6%)
      200   Encore Acquisition Co.*                                           3
    4,200   EOG Resources, Inc.                                             148
--------------------------------------------------------------------------------
                                                                            151
--------------------------------------------------------------------------------
            RESTAURANTS (2.9%)
    9,750   Cheesecake Factory, Inc.*                                       297
    8,400   Krispy Kreme Doughnuts, Inc.*                                   237
    2,000   O'Charley's, Inc.*                                               37
    4,600   P. F. Chang's China Bistro, Inc.*                               188
--------------------------------------------------------------------------------
                                                                            759
--------------------------------------------------------------------------------

26

PORTFOLIO
--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (2.3%)
    3,500   Fastenal Co.                                                 $  229
    7,800   Home Depot, Inc.                                                393
--------------------------------------------------------------------------------
                                                                            622
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.8%)
    8,200   Dollar Tree Stores, Inc.*                                       213
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (4.0%)
   14,550   99 Cents Only Stores*                                           484
    8,000   Bed Bath & Beyond, Inc.*                                        258
    3,500   Coach, Inc.*                                                    132
    4,700   Williams-Sonoma, Inc.*                                          179
--------------------------------------------------------------------------------
                                                                          1,053
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (1.4%)
   10,000   Chico's FAS, Inc.*                                              373
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (1.1%)
    4,800   Barra, Inc.*                                                    239
    1,500   Gemstar-TV Guide International, Inc.*                            61
--------------------------------------------------------------------------------
                                                                            300
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.3%)
    2,700   CheckFree Corp.*                                                 81
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.9%)
    2,700   Alamosa Holdings, Inc.*                                          45
    5,200   Dobson Communications Corp. "A"*                                 82
    1,900   Leap Wireless International, Inc.*                               47
    4,800   Microcell Telecommunications, Inc. "B"*                          33
    1,000   Nextel Partners, Inc. "A"*                                       15
    1,300   TeleCorp PCS, Inc. "A"*                                          19
      600   Triton PCS Holdings, Inc. "A"*                                   23
    2,900   UbiquiTel, Inc.*                                                 23
    3,900   US Unwired, Inc. "A"*                                            41
    4,200   Western Wireless Corp. "A"*                                     163
--------------------------------------------------------------------------------
                                                                            491
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            TELEPHONES (0.6%)
    6,400   Allegiance Telecom, Inc.*                                   $    96
    5,700   GT Group Telecom, Inc. "B"*                                      28
    1,000   Time Warner Telecom, Inc. "A"*                                   28
--------------------------------------------------------------------------------
                                                                            152
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (1.1%)
    7,500   Columbia Sportswear Co.*                                        291
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (1.0%)
    1,000   Stericycle, Inc.*                                                49
    7,000   Waste Connections, Inc.*                                        228
--------------------------------------------------------------------------------
                                                                            277
--------------------------------------------------------------------------------
           Total common stocks (cost: $30,295)                           24,500
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
   AMOUNT                                                                 VALUE
    (000)   SECURITY                                                      (000)
--------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENT (12.3%)

$   3,258   Federal National Mortgage Assoc., Discount Note,
              3.84%, 8/01/2001 (cost: $3,258)                             3,258
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $33,553)                           $27,758
================================================================================

28

NOTES
--------------------------------------------------------------------------------
                       to Portfolio of INVESTMENTS


USAA CAPITAL GROWTH FUND

JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

               Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

               The   percentages   shown   represent  the   percentages  of  the
               investments to net assets. Investments in foreign securities were 5.9% of net assets at July 31, 2001.

               ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

               (a) Represents less than 0.1% of net assets.

               * Non-income-producing security.



               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                            of ASSETS and LIABILITIES
                            (in thousands)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


ASSETS
   Investments in securities, at market value (identified cost
     of $33,553)                                                    $ 27,758
   Cash                                                                    3
   Receivables:
      Capital shares sold                                                 14
   Prepaid expense                                                        16
                                                                    --------
         Total assets                                                 27,791
                                                                    --------

LIABILITIES
   Securities purchased                                                1,146
   Capital shares redeemed                                                 2
   USAA Investment Management Company                                     38
   USAA Transfer Agency Company                                            8
   Accounts payable and accrued expenses                                  53
                                                                    --------
         Total liabilities                                             1,247
                                                                    --------
            Net assets applicable to capital shares outstanding     $ 26,544
                                                                    ========

REPRESENTED BY:
   Paid-in capital                                                  $ 35,437
   Accumulated net realized loss on investments                       (3,098)
   Net unrealized depreciation of investments                         (5,795)
                                                                    --------
            Net assets applicable to capital shares outstanding     $ 26,544
                                                                    ========
   Capital shares outstanding                                          4,213
                                                                    ========
   Authorized shares of $.01 par value                               100,000
                                                                    ========
   Net asset value, redemption price, and offering price per share  $   6.30
                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

STATEMENT
--------------------------------------------------------------------------------
                               of OPERATIONS
                               (in thousands)



USAA CAPITAL GROWTH FUND

PERIOD ENDED JULY 31, 2001*



NET INVESTMENT LOSS
   Income:
      Dividends                                                $     4
      Interest                                                     159
                                                               -------
         Total income                                              163
                                                               -------
   Expenses:
      Management fees                                              136
      Transfer agent's fees                                        103
      Custodian's fees                                              38
      Postage                                                       16
      Shareholder reporting fees                                     6
      Directors' fees                                                5
      Registration fees                                             54
      Professional fees                                             34
      Other                                                          1
                                                               -------
         Total expenses                                            393
      Expenses reimbursed                                          (94)
      Expenses paid indirectly                                      (1)
                                                               -------
         Net expenses                                              298
                                                               -------
            Net investment loss                                   (135)
                                                               -------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                            (3,098)
   Change in net unrealized appreciation/depreciation           (5,795)
                                                               -------
            Net realized and unrealized loss                    (8,893)
                                                               -------
Decrease in net assets resulting from operations               $(9,028)
                                                               =======


*Fund commenced operations on October 27, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                          of Changes in NET ASSETS
                          (in thousands)


USAA CAPITAL GROWTH FUND

PERIOD ENDED JULY 31, 2001*


FROM OPERATIONS
   Net investment loss                                             $  (135)
   Net realized loss on investments                                 (3,098)
   Change in net unrealized appreciation/depreciation
      of investments                                                (5,795)
                                                                   -------
      Decrease in net assets resulting
         from operations                                            (9,028)
                                                                   -------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        57,245
   Cost of shares redeemed                                         (21,673)
                                                                   -------
      Increase in net assets from capital
         share transactions                                         35,572
                                                                   -------
   Net increase in net assets                                       26,544

NET ASSETS
   Beginning of period                                                  -
                                                                   -------
   End of period                                                   $26,544
                                                                   =======

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       6,958
   Shares redeemed                                                  (2,745)
                                                                   -------
      Increase in shares outstanding                                 4,213
                                                                   =======

   * Fund commenced operations on October 27, 2000.


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

NOTES
--------------------------------------------------------------------------------
                             to FINANCIAL Statements


USAA CAPITAL GROWTH FUND

JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Capital Growth Fund (the Fund), which commenced operations on October 27, 2000. The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


               4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital and to increase accumulated undistributed net investment income by $135,000.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the period ended July 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

34

NOTES
--------------------------------------------------------------------------------
                             to FINANCIAL Statements
                             (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million  with USAA  Capital  Corporation  (CAPCO),  an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the period ended July 31, 2001.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had a current post-October deferred capital loss of $3,098,000, which will expire in 2002. This loss will be recognized for tax purposes on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended July 31, 2001, were $34,977,000 and $1,584,000, respectively.

         The cost of securities at July 31, 2001, for federal income tax purposes was $33,553,000. Gross unrealized appreciation and depreciation of investments at July 31, 2001, for federal income tax purposes were $2,125,000 and $7,920,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.85% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the

36

NOTES
--------------------------------------------------------------------------------
                          to FINANCIAL Statements
                          (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


               base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/-   1.00% to 4.00%           +/-  0.04%
       +/-   4.01% to 7.00%           +/-  0.05%
       +/-   7.01% and greater        +/-  0.06%

       (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


       THE LIPPER MID-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER MID-CAP GROWTH FUNDS CATEGORY.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.85% of its annual average net assets through July 31, 2001, and to 1.00% of its annual average net assets from August 1, 2001, through November 30, 2002, after the effect of any custodian fee offset arrangements.

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the period ended July 31, 2001, the annual charge per account was $26. Effective August 1, 2001, the annual charge per account is $23.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

38

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)


USAA CAPITAL GROWTH FUND

JULY 31, 2001


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding for the period ended July 31, 2001*, is as follows:

Net asset value at beginning of period                    $ 10.00
Net investment loss                                          (.04)a
Net realized and unrealized loss                            (3.66)
                                                          -------
Net asset value at end of period                          $  6.30
                                                          =======
Total return (%)                                           (37.00)
Net assets at end of period (000)                         $26,544
Ratio of expenses to average net assets (%)                  1.85b,c
Ratio of expenses to average net assets, excluding
  reimbursements (%)                                         2.43b,c
Ratio of net investment loss to average net assets (%)       (.84)
Portfolio turnover (%)                                       8.49


  * Fund commenced operations on October 27, 2000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges, or
                MUTUAL FUNDS    redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM



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



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